Schedule of investments
Nomura Science and Technology Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.03%♣
Communication Services — 10.09%
Alphabet Class A	606,226	$ 216,646,986
Meta Platforms Class A	288,958	162,767,152
Netflix †	1,841,140	131,457,396
Space Exploration Technologies Class A †	910,526	155,572,472
Spotify Technology †	187,000	85,857,310
Take-Two Interactive Software †	538,796	134,688,224
		886,989,540
Consumer Discretionary — 9.69%
Amazon.com †	996,196	237,433,355
Booking Holdings	1,193,584	212,744,412
DoorDash Class A †	1,209,367	223,164,493
MercadoLibre †	105,301	178,736,864
		852,079,124
Healthcare — 2.76%
Gilead Sciences	854,881	108,005,665
Intuitive Surgical †	233,892	93,014,171
Ionis Pharmaceuticals †	529,498	41,983,896
		243,003,732
Industrials — 4.73%
GE Vernova	38,793	45,576,344
Howmet Aerospace	465,218	125,078,511
Kratos Defense & Security Solutions †	1,518,533	75,714,055
Uber Technologies †	2,353,436	169,823,942
		416,192,852
Information Technology — 69.76%
Advanced Micro Devices †	1,138,278	661,237,073
Amphenol Class A	734,937	129,584,092
Apple	1,274,524	368,796,265
ASML Holding	163,616	325,504,215
Broadcom	961,333	363,143,541
Cadence Design Systems †	383,451	143,916,829
Celestica †	323,964	118,182,067
Lam Research	1,278,403	553,970,372
Micron Technology	217,183	250,692,165
Microsoft	565,157	210,814,864
NVIDIA	2,868,737	574,005,586
Samsung Electronics	1,614,025	358,147,697
Seagate Technology Holdings	546,162	527,046,330
ServiceNow †	826,663	82,071,103
Shopify Class A †	1,182,382	135,004,377
STMicroelectronics	1,416,912	106,112,540
Taiwan Semiconductor Manufacturing ADR	1,098,482	524,602,049
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Texas Instruments	1,136,229	$ 338,675,778
Western Digital	569,746	363,908,165
		6,135,415,108
Total Common Stocks (cost $3,873,989,140)		8,533,680,356

Short-Term Investments — 3.05%
Money Market Mutual Funds — 3.05%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	67,066,208	67,066,208
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	67,066,207	67,066,207
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	67,066,207	67,066,207
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	67,066,208	67,066,208
Total Short-Term Investments (cost $268,264,830)		268,264,830

Total Value of Securities—100.08% (cost $4,142,253,970)		8,801,945,186
Liabilities Net of Receivables and Other Assets—(0.08%)		(6,647,764)
Net Assets Applicable to 95,652,704 Shares Outstanding—100.00%		$8,795,297,422
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV008 [0626] 0826 (5831246)    1